FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2024 and December 31, 2023. and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. At June 30, 2024, the Company has recognized the unrealizes loss of $92,316.

Date	Trading Securities	Level	Fair Value
June 30, 2024	Marketable securities held in the trust account	1	$51,996,909

December 31, 2023	Marketable securities held in the trust account	1	$50,880,604

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2023 and December 31, 2022. and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Date	Trading Securities	Level	Fair Value
December 31, 2023	Marketable securities held in the trust account	1	$50,880,604

December 31, 2022	Marketable securities held in the trust account	1	$70,418,228